Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2024 $ / shares shares
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.000005
Common Stock, Shares Authorized	100,000,000,000
Common stock, shares issued	15,000,000
Common stock, shares outstanding	15,000,000